Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Goodwill
Goodwill, acquired during period	¥ 1,885		¥ 6,576
Impairment	(1,303)	$ (186)	(799)	¥ (3,143)
Goodwill	34,136		32,251	25,723
Disposal of a subsidiary			(48)
Accumulated impairment losses	(7,845)		(6,542)	(5,743)
Goodwill, ending balance	26,291	$ 3,760	25,709	19,980
JD Retail
Goodwill
Goodwill, acquired during period	1,885		6,576
Impairment	(1,303)		(799)
Goodwill	19,831		17,946	11,418
Disposal of a subsidiary			(48)
Accumulated impairment losses	(2,109)		(806)	(7)
Goodwill, ending balance	17,722		17,140	11,411
JD Logistics
Goodwill
Goodwill	6,983		6,983	6,983
Goodwill, ending balance	6,983		6,983	6,983
New Businesses
Goodwill
Impairment				(3,143)
Goodwill	7,322		7,322	7,322
Accumulated impairment losses	(5,736)		(5,736)	(5,736)
Goodwill, ending balance	¥ 1,586		¥ 1,586	¥ 1,586